Long-Term Investments	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of equity investments without readily determinable fair value which were accounted for using measurement alternative as of December 31, 2020. It also had an equity investment accounted for using equity method prior to the return of investment on October 31, 2020.

Equity Investment Using Measurement Alternative

On July 1, 2019, the Company invested RMB 1.0 million (approximately $143,000) to acquire a 4.9% interest in Caishang Education Technology (Beijing) Co., Ltd (“Caishang”). Since the Company does not exercise significant influence over Caishang and Caishang does not have readily determinable fair value as a privately held Company, the investment was accounted for using measurement alternative, in which the Company record the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes.

On January 1, 2020, the Company invested RMB 5.7 million (approximately $817,000) to acquire a 35% interest in Xtransfer. As Xtransfer failed to fulfill the restrictive terms prescribed in the investment agreement, on October 31, 2020, Xtranfer has agreed to return RMB 2.6 million (approximately $399,000) to the Company and reduce the Company’s interest to 19%. The investment was accounted for under the equity method prior to the return of investment. And the carrying amount of the investment on October 31, 2020 was RMB 2.8 million (approximately $425,000). Since the Company no longer has significant influence over Xtransfer after the return of investment and Xtransfer does not have readily determinable fair value as a privately held Company, the remaining investment was accounted for using measurement alternative, in which the initial basis of the investment is the carrying amount as of October 31, 2020 and subsequently adjusted for any impairment and observable price changes.

The Company reviews its investments for impairment based on performance and financial position of the investees as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. The Company did not record any impairment loss associated with its investments in Caishang and Xtransfer for the year ended December 31, 2020, and the investments were not adjusted for any observable price changes during the year ended December 31, 2020.

Equity Method Investment

On March 28, 2018, the Company acquired a 24.9% interest in MMBD Trading by cash payment of $12,450. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company. The Company agreed to purchase from the shareholders the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019, and the acquisition was closed on October 18, 2019 (See NOTE 9). The investment was accounted for under the equity method prior to the acquisition. Equity method investment is recorded at original cost and adjusted periodically to recognize: (i) the Company’s proportionate share of investee’ net income or losses after the date of the investment; (ii) additional contributions made or distributions received; and (iii) impairment losses relating to the investment. During the period from January 1, 2019 through October 18, 2019, the Company has paid in cash of $87,762 in equity method investment, and recognized a loss on equity method investment in an amount of $49,413. On October 18, 2019, the Company remeasured the investment at its share of MMBD Trading’s fair value and recognized a remeasurement gain of $42,415, which is recorded as part of the “other expenses” in the Company’s consolidated statement of operations and comprehensive loss. As of December 31, 2019, the equity method investment in MMBD Trading was nil.

As mentioned above, the investment in Xtransfer was accounted for under the equity method from January 1, 2020 through October 31, 2020. Equity method investment is recorded at original cost and adjusted periodically to recognize: (i) the Company’s proportionate share of investee’ net income or losses after the date of the investment; (ii) additional contributions made or distributions received; and (iii) impairment losses relating to the investment. During the period from January 1, 2020 through October 31, 2020, the Company has recognized a loss on equity method investment in an amount of RMB 318,000 (approximately $46,000), which is recorded as “loss on equity method investment” in the Company’s consolidated statement of operations and comprehensive loss. As of October 31, 2020, the carrying amount of the investment was RMB 2.8 million (approximately $425,000). The remaining investment was accounted for using measurement alternative, and the investment under equity method as of December 31, 2020 was nil.